Schedule of Convertible Notes Payable (Details) - Eos SENOLYTIXS Inc [Member] - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Restructuring Cost and Reserve [Line Items]
Convertible note payable, principal	$ 2,500,000
Less: unamortized debt discount	(125,480)
Convertible notes payable	$ 2,374,520